Revenue and government financing for research expenditures - Disclosure of Changes in Deferred Revenue and Collaboration Liabilities (Details) € in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 07, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – current portion						€ 7,418		€ 7,443	€ 7,647	€ 10,223
Collaboration liabilities – non-current portion						32,997		41,128	45,030	52,988
2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Milestone payment received	€ 47,700	$ 50,000	$ 50,000		$ 50,000		$ 50,000
Collaboration Liabilities, Roll Forward [Abstract]
Collaboration liabilities – non-current portion								41,128
Deferred tax liabilities / Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period								10,483	14,481	37,913
Revenue for the current financial year								(6,504)	(12,373)	(40,129)
Transfer from collaboration liabilities								536	(173)	30,989
Contract liabilities at end of period						37,913		3,441	10,483	14,481
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period								10,483	14,481	37,913
Contract liabilities at end of period						37,913		3,441	10,483	14,481
Deferred tax liabilities / Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period								5,156	14,481	20,159
Revenue for the current financial year								(4,404)	(9,499)	(22,376)
Transfer from collaboration liabilities								(536)	173	(30,989)
Milestone payment received										47,687
Increase through milestone payments, contract liabilities				€ 47,687	$ 50,000						$ 50,000
Contract liabilities at end of period						20,159		215	5,156	14,481
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period								5,156	14,481	20,159
Contract liabilities at end of period						20,159		215	5,156	14,481
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period								52,677	63,211	40,415
Contract liabilities at end of period						40,415		48,571	52,677	63,211
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period								52,677	63,211	40,415
Additions	€ 34,300	$ 36,000						0	0	37,564
Repayment cost to AZ								(4,106)	(10,534)	(14,768)
Contract liabilities at end of period						€ 40,415		48,571	52,677	63,211
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | PACIFIC-9
Collaboration Liabilities, Roll Forward [Abstract]
Additions										34,335	$ 36,000
Collaboration liabilities – non-current portion										34,335		$ 36,000
Net increase in collaboration commitments due to exchange rate fluctuations										2,145
Collaboration liabilities | Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period								5,327	0
Contract liabilities at end of period								3,226	5,327	0
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period								5,327	0
Additions								0	8,200
Repayment cost to AZ								(2,101)	(2,874)
Contract liabilities at end of period								€ 3,226	€ 5,327	€ 0